Subsequent Events (unaudited) - Additional stock option (Details) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 26, 2021	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 09, 2020
Humacyte, Inc.
Subsequent Event [Line Items]
Option to purchase shares of common stock		5,000,000	6,999,500	1,831,700	2,365,100
Exercise price		$ 2.699	$ 2.70	$ 2.57	$ 2.23
Number of shares vested as of the issuance date			24,831,266	18,330,574		0
Subsequent event
Subsequent Event [Line Items]
Option to purchase shares of common stock	0.26260
Exercise price	$ 0.0001
Number of shares vested as of the issuance date	17,500,000